EARNINGS/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Ctrip's shareholders	$ 162	¥ 1,112	¥ 2,155	¥ (1,418)
Eliminate the dilutive effect of interest expense of convertible notes | ¥			52
Numerator for diluted (loss)/earnings per share | ¥		¥ 1,112	¥ 2,207	¥ (1,418)
Denominator:
Denominator for basic (loss)/earnings per ordinary share - weighted average ordinary shares outstanding	68,403,426	68,403,426	66,300,808	59,166,582
Dilutive effect of share options	2,521,197	2,521,197	2,978,969
Dilutive effect of convertible notes			2,345,083
Dilutive effect of convertible notes sold warrants			151,033
Denominator for diluted earnings/(loss) per ordinary share	70,924,623	70,924,623	71,775,893	59,166,582
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	12,125,745	12,125,745	8,381,174	14,047,548
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	9,604,548	9,604,548	8,281,479	10,066,342
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	2,521,197	2,521,197	99,695	3,678,030
Sold Warrants
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share				303,176
Ordinary shares
Denominator:
Basic (loss)/earnings (in RMB per share) | (per share)	$ 2.36	¥ 16.25	¥ 32.51	¥ (23.97)
Diluted (loss)/earnings (in RMB per share) | (per share)	2.28	15.67	30.75	(23.97)
ADS
Denominator:
Basic (loss)/earnings (in RMB per share) | (per share)	0.30	2.03	4.06	(3.00)
Diluted (loss)/earnings (in RMB per share) | (per share)	$ 0.29	¥ 1.96	¥ 3.84	¥ (3.00)